Shareholder Report, Line Graph (Details) - USD ($)		1 Months Ended	2 Months Ended	3 Months Ended	4 Months Ended	5 Months Ended	6 Months Ended	7 Months Ended	8 Months Ended	9 Months Ended	10 Months Ended	11 Months Ended	12 Months Ended		13 Months Ended	14 Months Ended	15 Months Ended	16 Months Ended	17 Months Ended	18 Months Ended	19 Months Ended	20 Months Ended	21 Months Ended
	Dec. 04, 2024	Dec. 31, 2024	Jan. 31, 2025	Feb. 28, 2025	Mar. 31, 2025	Apr. 30, 2025	May 31, 2025	Jun. 30, 2025	Jul. 31, 2025	Aug. 31, 2025	Sep. 30, 2025	Oct. 31, 2025	Aug. 31, 2026	Nov. 30, 2025	Dec. 31, 2025	Jan. 31, 2026	Feb. 28, 2026	Mar. 31, 2026	Apr. 30, 2026	May 31, 2026	Jun. 30, 2026	Jul. 31, 2026	Aug. 31, 2026
C000254753
Account Value [Line Items]
Line Graph and Table Measure Name													Broad Market Core Bond ETF
Accumulated Value	$ 10,000	$ 9,841	$ 9,892	$ 10,119	$ 10,109	$ 10,154	$ 10,081	$ 10,241	$ 10,221	$ 10,350	$ 10,462	$ 10,538		$ 10,607	$ 10,577	$ 10,617	$ 10,811	$ 10,601	$ 10,615	$ 10,640	$ 10,672	$ 10,531	$ 10,566
C000254754
Account Value [Line Items]
Line Graph and Table Measure Name													Core Plus ETF
Accumulated Value	10,000	9,811	9,882	10,092	10,064	10,072	10,028	10,194	10,182	10,313	10,427	10,487		10,547	10,532	10,578	10,738	10,514	10,556	10,596	10,624	10,477	10,524
ALLSPRING Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,000	9,816	9,868	10,085	10,089	10,128	10,056	10,211	10,184	10,305	10,418	10,483		10,548	10,532	10,544	10,716	10,528	10,539	10,572	10,598	10,460	10,500
ALLSPRING Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg U.S. Aggregate Bond Index
Accumulated Value	$ 10,000	$ 9,816	$ 9,868	$ 10,085	$ 10,089	$ 10,128	$ 10,056	$ 10,211	$ 10,184	$ 10,305	$ 10,418	$ 10,483		$ 10,548	$ 10,532	$ 10,544	$ 10,716	$ 10,528	$ 10,539	$ 10,572	$ 10,598	$ 10,460	$ 10,500